Impairment of Non-current Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Goodwill	$ 1,341	$ 1,341
Material impairment loss		0
Asset Impairment Loss	2,408	261
Jansen Project [Member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Asset Impairment Loss	$ 2,300
Jansen [Member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Discount rate applied to cash flow projections	7.00%
Recoverable amount of asset or cash-generating unit	$ 8,800
Asset Impairment Loss	2,300
Other Cash Generating Units [Member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Goodwill	187	187
Goodwill impairment loss	$ 0	$ 0
Other Cash Generating Units [Member] | Top of range [member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Percentage of goodwill included in net assets	1.00%	1.00%
Copper SA [Member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Discount rate applied to cash flow projections	7.00%	7.00%
Amount by which unit's recoverable amount exceeds its carrying amount	$ 6,600	$ 10,500
Goodwill	1,154	$ 1,154
Copper SA [Member] | OZ Minerals Limited [member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Goodwill	144
Copper SA [Member] | WMC Resources Ltd [Member]
Disclosure of detailed information about impairment of noncurrent assets [Line items]
Goodwill	$ 1,010